Business Combination (Details) - USD ($) $ in Thousands			12 Months Ended
		May 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Business Combination [Line Items]
Cash Consideration			$ 9,160
Amount consideration		$ 1,300
Payments of completion development		$ 1,500
Amounts of net loss			(36,035)	$ (21,599)
Amortization of tangible and intangible assets			686
Acquisition related costs			$ 400
Amortized over a period			5 years 7 months 6 days
Goodwill	[1]		$ 1,847
Core Technology [Member]
Business Combination [Line Items]
Amortized over a period			5 years 7 months 6 days
Amortized discount rate, percentage			25.30%
Acroname [Member]
Business Combination [Line Items]
Percentage of acquire equity		100.00%
Cash Consideration		$ 9,100
Earn out payments		$ 7,200
Amounts of revenues			$ 3,359
Amounts of net loss			780
Audio Video Segment [Member]
Business Combination [Line Items]
Goodwill			$ 1,847
WACC [Member]
Business Combination [Line Items]
Discount rate, percentage			25.30%

[1]	Goodwill is primarily related to the workforce, expected synergies such as potential cost savings in operations as a result of the business combination as well as potential future development of the mutual development projects. The goodwill is deductible for tax purposes. All of the $1,847 thousand of goodwill was assigned to CIB segment.